Regulatory Capital (Summary of Regulatory Capital Position) (Details) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Capital
Common Equity Tier 1 Capital	$ 93,120	$ 82,714
Tier 1 Capital	103,206	93,248
Total Capital	115,445	105,745
Risk-weighted assets used in the calculation of capital ratios	$ 627,248	$ 630,900
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	14.80%	13.10%
Tier 1 Capital ratio	16.50%	14.80%
Total Capital ratio	18.40%	16.80%
Leverage ratio	4.60%	4.20%
TLAC Ratio	30.90%	28.70%
TLAC Leverage Ratio	8.70%	8.10%